(LOSS) EARNINGS PER SHARE - Disclosure of earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net (loss) income available to common shareholders for basic and diluted (loss) earnings per share	$ (5,357)	$ 11,889
Weighted average number of common shares outstanding - basic	13,222,707	13,665,593
Effect of dilutive securities	0	146,473
Weighted average number of common shares outstanding - diluted	13,222,707	13,812,066
(Loss) Earnings per share - reported
Basic	$ (0.41)	$ 0.87
Diluted	$ (0.41)	$ 0.86